Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenues	¥ 682,761	¥ 707,003	¥ 1,359,735	¥ 1,364,816
Segment profits	80,783	67,069	164,035	150,911
Segment assets	15,795,220		15,795,220		¥ 15,289,385
Operating Segment
Segment Reporting Information [Line Items]
Revenues	679,117	705,217	1,352,420	1,361,213
Segment profits	99,503	85,243	191,010	171,729
Segment assets	13,436,935		13,436,935		12,595,338
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	110,609	107,302	220,247	211,427
Segment profits	20,405	20,367	40,266	36,917
Segment assets	1,523,394		1,523,394		1,514,070
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	112,912	93,622	219,293	190,487
Segment profits	16,906	7,006	26,867	18,949
Segment assets	1,004,443		1,004,443		935,027
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	86,908	129,095	172,980	250,873
Segment profits	4,017	1,757	9,674	4,011
Segment assets	808,757		808,757		605,471
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	44,856	64,113	81,972	110,914
Segment profits	5,123	5,196	8,138	8,718
Segment assets	833,262		833,262		773,617
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	134,805	138,328	288,586	265,870
Segment profits	17,825	3,346	37,038	14,785
Segment assets	2,105,725		2,105,725		2,050,412
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	21,584	20,903	42,727	40,944
Segment profits	8,282	7,979	16,471	15,215
Segment assets	2,705,802		2,705,802		2,698,747
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	16,456	13,932	29,229	28,496
Segment profits	6,787	5,233	10,415	10,649
Segment assets	907,147		907,147		742,890
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	44,725	44,350	88,089	79,932
Segment profits	6,614	15,557	16,332	21,596
Segment assets	1,525,455		1,525,455		1,462,067
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	52,478	46,139	104,059	89,836
Segment profits	9,139	7,118	13,362	16,419
Segment assets	453,037		453,037		417,941
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	53,784	47,433	105,238	92,434
Segment profits	4,405	¥ 11,684	12,447	¥ 24,470
Segment assets	¥ 1,569,913		¥ 1,569,913		¥ 1,395,096